Restatement for Correction of an Error (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 493,847	$ 710,962	$ 176,595	$ 227,763
FaceBank Group, Inc Pre-Merger [Member]
Goodwill			$ 176,595	227,763	$ 149,975
FaceBank Group, Inc Pre-Merger [Member] | Nexway [Member]
Goodwill				$ 79,700